UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

RQSI GAA Systematic Global Macro Fund

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at April 30, 2019, is as follows:

	Number of				Unrealized
	Contracts				Appreciation/
Type of Contract	Long/(Short)	Expiration Date	Notional Amount	Value	(Depreciation)
90-Day Euro$	68	Dec-2019	$16,581,238	$16,585,200	$3,963
Amsterdam Index	23	May-2019	2,885,972	2,931,715	36,618
AUDUSD Currency	(57)	Jun-2019	(4,021,740)	(4,023,060)	(1,320)
Australian 10-Year Bond	1	Jun-2019	97,402	97,480	78
British Pound	(90)	Jun-2019	(7,383,575)	(7,351,313)	32,263
CAC40 10 Euro Index	89	May-2019	5,498,404	5,536,671	36,488
CAD Currency	(2)	Jun-2019	(148,480)	(149,510)	(1,030)
Canadian 10-Year Bond	91	Jun-2019	9,418,804	9,385,967	(5,594)
DAX Index	17	Jun-2019	5,681,294	5,887,497	230,712
Euro	(61)	Jun-2019	(8,597,775)	(8,590,706)	7,069
Euro Stoxx 50	111	Jun-2019	4,230,871	4,297,674	65,743
Euro-BTP	11	Jun-2019	1,589,472	1,609,570	9,431
Euro-Bund	(17)	Jun-2019	(3,154,287)	(3,152,011)	6,512
Euro-OAT	23	Jun-2019	4,170,206	4,179,098	(3,884)
FTSE 100 Index	77	Jun-2019	7,372,057	7,401,587	(30,203)
FTSE MIB Index	18	Jun-2019	2,153,813	2,165,964	21,342
Hang Seng Index	(7)	May-2019	(1,317,365)	(1,314,731)	2,523
IBEX	26	May-2019	2,768,358	2,787,947	32,785
Japanese 10-Year Bond	(13)	Jun-2019	(17,733,436)	(17,823,870)	(8,974)
Japanese Yen	(95)	Jun-2019	(10,678,600)	(10,698,781)	(20,181)
KOSPI 200 Index	13	Jun-2019	813,257	794,033	128
Long Gilt 10-Year Bond	(7)	Jun-2019	(1,158,349)	(1,162,180)	(2,867)
NASDAQ 100 Index E-MINI	16	Jun-2019	2,387,550	2,496,000	108,450
S&P 500 Index E-MINI	(13)	Jun-2019	(1,912,050)	(1,916,525)	(4,475)
S&P TSX 60 Index	8	Jun-2019	1,178,140	1,186,415	1,419
SPI 200 Index	14	Jun-2019	1,560,231	1,555,402	5,203
U.S. 10-Year Treasury Note	131	Jun-2019	16,134,313	16,201,016	66,703
U.S. Long Treasury Bond	29	Jun-2019	4,304,031	4,276,594	(27,438)

			$32,719,756	$33,193,143	$561,464

For the period ended April 30, 2019, the monthly average notional value of long contracts held was $95,134,718 and the monthly average notional value of short contracts held was $(72,560,142).

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

KOSPI — Korea Composite Stock Price Index

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotations

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$667,430	$—	$—	$667,430

Unrealized Depreciation	(105,966)	—	—	(105,966)

Total Other Financial Instruments	$561,464	$—	$—	$561,464

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Cash	$26,591,609
Cash Collateral on Futures Contracts	12,511,977
Receivable for Capital Shares Sold	504,005
Dividends and Interest Receivable	42,514
Other Prepaid Expenses	22,267

Total Assets	39,672,372

Liabilities:
Payable Due to Investment Adviser	50,866
Payable for Capital Shares Redeemed	11,907
Audit Fees Payable	9,237
Transfer Agent Fees Payable	9,119
Payable Due to Administrator	8,836
Payable Due to Trustees	2,308
Chief Compliance Officer Fees Payable	1,179
Distribution Fees Payable (Retail Shares)	1,085
Shareholder Servicing Fees Payable (Retail Shares)	529
Other Accrued Expenses and Other Payables	8,716

Total Liabilities	103,782

Net Assets	$39,568,590

Net Assets Consist of:
Paid-in Capital	$37,428,021
Total Distributable Earnings	2,140,569

Net Assets	$39,568,590

Institutional Shares:
Net Assets	$36,591,397
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,491,855
Net Asset Value, Offering and Redemption Price Per Share	$10.48

Retail Shares:
Net Assets	$2,977,193
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	285,220
Net Asset Value, Offering and Redemption Price Per Share	$10.44

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
FOR THE PERIOD ENDED APRIL
30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:

Interest	$300,646

Total Investment Income	300,646

Expenses:

Investment Advisory Fees	335,943

Administration Fees	53,308

Trustees’ Fees	4,457

Distribution Fees (Retail Shares)	3,268

Chief Compliance Officer Fees	1,607

Shareholder Servicing Fees (Retail Shares)	1,307

Transfer Agent Fees	29,445

Offering Costs (Note 2)	19,681

Registration and Filing Fees	11,350

Audit Fees	10,513

Legal Fees	7,964

Printing Fees	5,551

Custodian Fees	1,064

Other Expenses	6,281

Total Expenses	491,739

Less:

Waiver of Investment Advisory Fees	(285,076)

Net Expenses	206,663

Net Investment Income	93,983

Net Realized Gain (Loss) on:

Futures Contracts	4,998,690

Foreign Currency Transactions	(13,015)

Net Realized Gain	4,985,675

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts	(222,287)

Foreign Currency Translation	3,773

Net Change in Unrealized Depreciation	(218,514)

Net Realized and Unrealized Gain	4,767,161

Net Increase in Net Assets Resulting from Operations	$4,861,144

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	April	Ended
	30, 2019	October 31,
	(Unaudited)	2018 (1)

Operations:
Net Investment Income (Loss)	$93,983	$(251,393)
Net Realized Gain (Loss) on Futures Contracts and Foreign Currency Transactions	4,985,675	(3,401,904)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Currency Translation	(218,514)	773,167

Net Increase (Decrease) in Net Assets Resulting From Operations	4,861,144	(2,880,130)

Capital Share Transactions:(2)

Institutional Shares
Issued	1,616,173	36,360,727
Redeemed	(2,578,684)	(709,824)

Net Institutional Shares Capital Share Transactions	(962,511)	35,650,903

Retail Shares
Issued	639,199	3,819,523
Redeemed	(674,976)	(884,562)

Net Retail Shares Capital Share Transactions	(35,777)	2,934,961

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(998,288)	38,585,864

Total Increase in Net Assets	3,862,856	35,705,734

Net Assets:

Beginning of Period	35,705,734	–

End of Period	$39,568,590	$35,705,734

(1) Commenced operations on March 8, 2018.

(2) See Note 7 for share transactions.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Institutional Shares
	Six Months
	Ended April	Period Ended
	30, 2019	October 31,
	(Unaudited)	2018(1)
Net Asset Value, Beginning of Period	$9.19	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.03	(0.07)
Net Realized and Unrealized Gain (Loss)	1.26	(0.74)

Total from Investment Operations	1.29	(0.81)

Net Asset Value, End of Period	$10.48	$9.19

Total Return†	14.04%	(8.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$36,591	$33,043
Ratio of Expenses to Average Net Assets (Including Waivers)	1.11%††	2.37%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.68%††	2.96%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%††	(1.14)%††
Portfolio Turnover Rate	–%†††	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized. The Fund only holds futures which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Retail Shares
	Six Months
	Ended April	Period Ended
	30, 2019	October 31,
	(Unaudited)	2018(1)
Net Asset Value, Beginning of Period	$9.17	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.01	(0.09)
Net Realized and Unrealized Loss	1.26	(0.74)

Total from Investment Operations	1.27	(0.83)

Net Asset Value, End of Period	$10.44	$9.17

Total Return†	13.85%	(8.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,977	$2,663
Ratio of Expenses to Average Net Assets (Including Waivers)	1.47%††	2.74%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.03%††	3.32%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18%††	(1.50)%††
Portfolio Turnover Rate	–%†††	–%†††

(1)	Commenced operations on March 8, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover is for the period indicated and has not been annualized. The Fund only holds futures which are specifically excluded from the portfolio turnover rate calculation.

Amounts designated as “—” are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the RQSI GAA Systematic Global Macro Fund (the “Fund”). The investment objective of the Fund seeks total returns uncorrelated with the broad equity and fixed income markets. The Fund is non-diversified and will allocate its assets among three macro or broad asset classes (equities, fixed income and currencies) by taking long and/or short positions in futures contracts based on instruments in each asset class. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities held by the Fund which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund’s use futures contracts for tactical hedging purposes, as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred, and are included on the Statements of Assets and Liabilities.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2019.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3.	Derivative Transactions:

The following tables include the RQSI GAA Systematic Global Macro Fund’s exposure by type of risk on derivatives held throughout the period.

The Fair Value of derivative instruments as of April 30, 2019, was as follows:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

RQSI GAA Systematic Global Macro Fund

Interest Rate Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	$152,430	futures contracts	$48,757
Equity Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	475,668	futures contracts	34,678
Foreign Exchange Contracts	Unrealized appreciation on		Unrealized depreciation on
	futures contracts	39,332	futures contracts	22,531

		$667,430		$105,966

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

RQSI GAA Systematic Global Macro Fund

Interest Rate Contracts	$2,428,991

Equity Contracts	1,761,200

Foreign Exchange Contracts	808,499

Total	$4,998,690

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts

RQSI GAA Systematic Global Macro Fund

Interest Rate Contracts	$(49,305)

Equity Contracts	370,412

Foreign Exchange Contracts	(543,394)

Total	$(222,287)

4.	Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statements of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intend to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2019, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $53,308 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the period ended April 30, 2019, the Fund had incurred $1,307 of shareholder servicing fees.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Funds is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. These services were applied at a rate 1.90% of the Fund’s average daily net assets through February 28, 2019. At that point, the rate was reduced to 1.60% of average daily net assets. Effective October 18, 2018, the Adviser voluntarily agreed to waive all Advisory fees. Beginning on April 1, 2019, the Advisory fees were reinstated at the rate of 1.60% of average daily net assets. During the entire period, the Advisor agreed to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees and Shareholder Servicing Fees) from exceeding 2.50% of the average daily net assets of the Fund’s share classes.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

8.	Investment Transactions:

For the period ended April 30, 2019, the Fund made purchases and sales of investment in securities other than long-term U.S. Government and short-term securities:

Sales and
	Purchases	Maturities

RQSI GAA Systematic Global Macro Fund‡	$–	$–

‡ The Fund held only futures contracts which are specifically excluded from the investment transaction presentation.

There were no purchases or sales of long term U.S. Government securities.

9.	Share Transactions:

	Six-Months
	Ended	Period
	April	Ended
	30, 2019	October 31,
	(Unaudited)	2018

Share Transactions:

Institutional Shares
Issued	163,875	3,671,287
Redeemed	(268,537)	(74,770)

Net Institutional Shares Transactions	(104,662)	3,596,517

Retail Shares
Issued	64,798	387,108
Redeemed	(70,058)	(96,628)

Net Retail Shares Transactions	(5,260)	290,480

Net Increase (Decrease) in Shares Outstanding	(109,922)	3,886,997

10.	Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ –

Undistributed Long-Term Capital Gains	–

Capital Loss Carryforwards	(2,353,718)

Late-Year Loss Deferral	(251,394)

Unrealized Depreciation	(115,463)

Other Temporary Differences	–

Total Distributable Earnings/(Accumulated Losses)	$ (2,720,575)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$(1,936,692)	$(417,026)	$(2,353,718)

As of April 30, 2019, there was no Federal tax cost for the Fund.

11.	Concentration of Risks:

Equity Risk – Since the Fund purchases equity securities and/or enter into future contracts with underlying equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs and future contracts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

Derivatives Risk – The Fund’s use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since they may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline. Risks associated with rising interest rates are heightened given that interest rates in the United States are at, or near, historic lows.

Foreign Currency Risk – Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

U.S. Government Securities Risk – U.S. Government securities are not guaranteed against price movements due to changing interest rates.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

Non-U.S. Government Securities Risk – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk – The Fund’s investments may be focused in particular geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

12.	Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for the Fund was as follows:

	No. of	%
	Shareholders	Ownership
RQSI GAA Systematic Global Macro Fund, Institutional Class	1	95%
RQSI GAA Systematic Global Macro Fund, Retail Class	1	96%

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning	Ending
	Account	Account
	Value	Value	Annualized	Expenses Paid
	11/01/18	4/30/19	Expense Ratios	During Period*
RQSI GAA Systematic Global Macro Fund
Actual Portfolio Return

Institutional Shares	$1,000.00	$1,140.40	1.11%	$5.89

Retail Shares	1,000.00	1,138.50	1.47	7.79

Hypothetical 5% Return

Institutional Shares	$1,000.00	$1,019.30	1.11%	$5.56

Retail Shares	1,000.00	1,017.50	1.47	7.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

RQSI GAA Systematic Global Macro Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RQS-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019*

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: July 8, 2019*

* Print the name and title of each signing officer under his or her signature.